Debt	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Debt Disclosure [Abstract]
Debt
Note H—Debt
Predecessor Debt
Columbia Bank Line of Credit
On December 22, 2008 the Predecessor entered into a financing arrangement with Columbia Bank (“
Line of Credit
”) for an amount not exceeding $350 to support the growth in accounts receivables. The Line of Credit was due on demand. Following an amendment in 2012, the Line of Credit was increased to $4.5 million. Under the terms of the agreement, the Predecessor could borrow up to the lesser of $4.5 million, or 90% of eligible accounts receivable, with a variable interest rate at the prime rate plus 1% with a floor of 5%. The Line of Credit provided for standard covenants for tangible net worth and a debt coverage ratio and was secured by an interest in accounts receivables, inventory, general intangibles, machinery and equipment pledged by the Predecessor. This Line of Credit arrangement was paid off in full and terminated on January 23, 2019 through a principal repayment of $2.0 million and interest repayment of $32 using proceeds from the BB&T Line of Credit.
BB&T Line of Credit
On January 22, 2019, the Predecessor entered into a line of credit arrangement with Branch Banking and Trust Company (“
BB&T
”), later renamed Truist Bank, for an amount not to exceed $10.0 million with a maturity date of January 22, 2021. The maturity date was extended to June 15, 2022 through an amendment executed on March 16, 2020.
The BB&T Line of Credit initially bore an interest at Prime Rate plus 0.25% which was changed to LIBOR rate plus 2.25% through the amendment executed on March 16, 2020. The BB&T Line of Credit is secured by collateral consisting of personal property of the Predecessor such as accounts receivables, inventory, equipment, financial instruments, etc. In addition to interest, the agreement also includes an annual commitment fee and working capital solutions services fee of 0.125% per year.
The BB&T Line of Credit arrangement was paid off in full on December 15, 2020 through a principal repayment of $2.0 million and interest repayment of $4 .
Interest expense in relation to the Predecessor debt was $1, $127, and $42 for the Predecessor 2020 Period, Predecessor 2019 Period, Predecessor 2018 Period, respectively.

Successor Debt
Antares Capital Credit Agreement
On December 21, 2020, the Company entered into a credit agreement with Antares Capital (the “
Antares Capital Credit Agreement
”). The Antares Capital Credit Agreement includes the following, collectively referred to as the “
Loans
”:

(i)
A $110.0 million term loan (the “
Antares Capital Term Loan
”) that matures on December 21, 2026. Proceeds from the loan were used to finance the acquisition of ProModel, settle promissory notes, pay acquisition-related costs, fund working capital needs and other general corporate purposes.

(ii)
A $15.0 million revolving credit facility (the “
Antares Capital Revolving Credit Facility
”) that matures on December 21, 2026. The revolving credit facility will be used to fund working capital needs, and other general corporate purposes. The Company had not drawn on the revolving credit facility as of December 31, 2020.

The interest rates on the Loans can be based on LIBOR rates or Base rates at the Company’s discretion. The interest payable is as follows:

(i)	For LIBOR rate loans, the interest payable is the higher of (a) 1.00% per annum and (b) LIBOR rate plus 5.00% (as applicable margin).

(ii)
For Base rate loans, the interest payable is the Base Rate plus 4.00% (as applicable margin). Base Rate is a fluctuating rate per annum equal to the highest of (a) the Federal Funds Rate plus 0.50%, (b) the Prime Rate and
(c) one-month
Eurocurrency Rate plus 1.00%

The Company may prepay the Loans at any time without any premium or penalty; however, the minimum amount of prepayment for the Antares Capital Term Loan and the Antares Capital Revolving Credit Facility is $250 and $100, respectively. In addition, the Antares Capital Term Loan is to be repaid quarterly in principal payments of $275 with the first repayment on March 31, 2021.
The Antares Capital Credit Agreement requires the Company to meet certain financial and other covenants. As of December 31, 2020, the Company was in compliance with all covenants.
As of December 31, 2020, the Company has an outstanding balance of $110.0 million related to the Antares Capital Term Loan, which is recorded on the balance sheet net of approximately $3 million of unamortized debt issuance costs. Fees associated with the Antares Capital Revolving Credit Facility are presented in Other non-current
assets.
Promissory Notes
On June 19, 2020, the Company issued a promissory note (“
Promissory Note 1
”) to AE Industrial Partners Fund II LP and its subsidiaries for a total sum of $15.2 million with a maturity date of June 30, 2021. Promissory Note 1 was issued to obtain funds for the acquisition of NuWave. Promissory Note 1 bore interest at 2.10% compounded annually. On August 31, 2020, the Company paid off Promissory Note 1 through a principal repayment of $15.2 million and interest payment of $65.
On August 31, 2020, the Company issued a guarantee note (“
Guarantee Note 1
”) to Silicon Valley Bank (“
SVB
”) for a total sum of $15.2 million with a maturity date of August 31, 2021. Guarantee Note 1 bore interest at 2.75% compounded annually. On December 21, 2020, the Company paid off Guarantee Note 1 through a principal repayment of $15.2 million and interest payment of $122.
On October 23, 2020, the Company issued a promissory note (“
Promissory Note 2
”) to SVB for a total sum of $29.2 million with a maturity date of October 23, 2021. Promissory Note 2 was issued to obtain funds for the acquisition of PCI. Promissory Note 2 bore interest at 2.75% compounded annually. On December 21, 2020, the Company paid off Promissory Note 2 through a principal repayment of $29.2 million and interest payment of $138.
On December 2, 2020, the Company issued a promissory note (“
Promissory Note 3
”) to SVB for a total sum of $31.7 million with a maturity date of October 2, 2021. Promissory Note 3 was issued to obtain funds for the acquisition of Open Solutions. Promissory Note 3 bore interest at 2.75% compounded annually. On December 21, 2020, the Company paid off the Promissory Note 3 through a principal repayment of $31.7 million and interest payment of $48.
The Predecessor and the Successor debt balances are summarized as follows:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Term Loan	$110,000	$—
Revolver	—	—

Total debt	$110,000	$—

Less: unamortized issuance costs	3,006	—

Total debt, net	$106,994	$—

Less: current portion	1,100	—

Long-term debt, net	$105,894	$—

The maturities of the Company’s long-term debt outstanding as of December 31, 2020 (Successor) are as follows:

	2021	2022	2023	2024	2025	Thereafter
Term Loan	$1,100	$1,100	$1,100	$1,100	$1,100	$104,500

Total	$1,100	$1,100	$1,100	$1,100	$1,100	$104,500

Interest expense, including the amortization of debt issuance costs, for the Successor 2020 Period was $616.

Note F – Debt
On December 21, 2020, the Company entered into a credit agreement with Antares Capital (the “
Antares Capital Credit Agreement
”). The Antares Capital Credit Agreement includes the following, collectively referred to as the “
Loans
”:

(i)	A $110.0 million term loan (the “ Antares Capital Term Loan ”) that matures on December 21, 2026.

(ii)
A $15.0 million revolving credit facility (the “
Antares Capital Revolving Credit Facility
”) that matures on December 21, 2026. The Company has drawn $1,500 on the revolving credit facility as of September 30, 2021. As of December 31, 2020, the balance of the revolving credit facility of $15 million was undrawn and available to the Company.

The interest rates on the Loans can be based on LIBOR rates or Base rates at the Company’s discretion. The interest payable is as follows:

(i)	For LIBOR rate loans, the interest payable is the higher of (a) 1.00% per annum and (b) LIBOR rate plus 5.00% (as applicable margin).

(ii)
For Base rate loans, the interest payable is the Base Rate plus 4.00% (as applicable margin). Base Rate is a fluctuating rate per annum equal to the highest of (a) the Federal Funds Rate plus 0.50%, (b) the Prime Rate and
(c) one-month
Eurocurrency Rate plus 1.00%

The Company may prepay the Loans at any time without any premium or penalty; however, the minimum amount of prepayment for the Antares Capital Term Loan and the Antares Capital Revolving Credit Facility is $250 and $100, respectively. In addition, the Antares Capital Term Loan is to be repaid quarterly in principal payments of $275 with the first repayment occurring on March 31, 2021.
The Antares Capital Credit Agreement requires the Company to meet certain financial and other covenants. As of September 30, 2021, the Company remained compliant with the covenant requirements.
The debt balances are summarized as follows:

	Successor
	September 30, 2021	December 31, 2020
Term Loan	$109,175	$110,000
Revolver	1,500	—

Total debt	$110,675	$110,000
Less: unamortized discounts and issuance costs	2,628	3,006

Total debt, net	$108,047	$106,994
Less: current portion	2,600	1,100

Long-term debt, net	$105,447	$105,894

Interest expense, including the amortization of debt issuance costs, charged for the three and nine-month periods ended September 30, 2021 was $1,870 and $5,579, respectively.